Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Entity Address, State or Province	TN
Amendment Flag	false
Entity Central Index Key	0001727263
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	Frontdoor, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38617
Entity Tax Identification Number	82-3871179
Entity Address, Address Line One	3400 Players Club Parkway
Entity Address, City or Town	Memphis
Entity Address, Postal Zip Code	38125
City Area Code	(901)
Local Phone Number	701-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	FTDR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false